Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Parenthetical)		12 Months Ended
	Nov. 14, 2025	Sep. 30, 2025
Income Statement [Abstract]
Stockholders' Equity, Reverse Stock Split	1-for-8 reverse stock splits	1-for-8 reverse stock splits